CONSOLIDATED STATEMENTS OF CHANGES IN OWNERS' EQUITY - USD ($) $ in Millions	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Noncontrolling Interests [Member]	Total
Balance at Dec. 31, 2012	$ 0.0	$ 184.4	$ (32.0)	$ 1.2	$ (9.5)	$ 1,609.3	$ 1,753.4
Balance (in shares) at Dec. 31, 2012	42,295,000				198,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation on equity grants	$ 0.0	8.8	0.0	0.0	$ 0.0	6.0	14.8
Compensation on equity grants (in shares)	0				0
Accrual of distribution equivalent rights	$ 0.0	0.0	0.0	0.0	$ 0.0	(1.7)	(1.7)
Shares issued under compensation program (in shares)	36,000
Common stock and Partnership units tendered for tax withholding obligations	$ 0.0	0.0	0.0	0.0	$ (13.3)	0.0	(13.3)
Common stock and Partnership units tendered for tax withholding obligations (in shares)	(169,000)				169,000
Sale of Partnership limited partner interests	$ 0.0	0.0	0.0	0.0	$ 0.0	517.7	517.7
Impact of Partnership equity transactions	0.0	32.7	0.0	0.0	0.0	(32.7)	0.0
Dividends	0.0	0.0	(12.6)	0.0	0.0	0.0	(12.6)
Contributions from noncontrolling interests	0.0	0.0	0.0	0.0	0.0	4.3	4.3
Dividends in excess of retained earnings	0.0	(74.3)	0.0	0.0	0.0	0.0	(74.3)
Distributions to non-controlling interests	0.0	0.0	0.0	0.0	0.0	(278.7)	(278.7)
Other comprehensive income (loss)	0.0	0.0	0.0	(1.7)	0.0	(17.9)	(19.6)
Net income	0.0	0.0	65.1	0.0	0.0	136.2	201.3
Balance at Dec. 31, 2013	$ 0.0	151.6	20.5	(0.5)	$ (22.8)	1,942.5	2,091.3
Balance (in shares) at Dec. 31, 2013	42,162,000				367,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation on equity grants	$ 0.0	6.1	0.0	0.0	$ 0.0	9.2	15.3
Compensation on equity grants (in shares)	0				0
Accrual of distribution equivalent rights	$ 0.0	0.0	0.0	0.0	$ 0.0	(1.4)	(1.4)
Repurchase of common stock							$ 0.0
Repurchase of common stock (in shares)							0
Shares issued under compensation program (in shares)	3,000
Common stock and Partnership units tendered for tax withholding obligations	$ 0.0	0.0	0.0	0.0	$ (2.6)	(4.8)	$ (7.4)
Common stock and Partnership units tendered for tax withholding obligations (in shares)	(22,000)				22,000
Sale of Partnership limited partner interests	$ 0.0	0.0	0.0	0.0	$ 0.0	408.4	408.4
Impact of Partnership equity transactions	0.0	23.0	0.0	0.0	0.0	(23.0)	0.0
Dividends	0.0	0.0	(97.3)	0.0	0.0	0.0	(97.3)
Dividends in excess of retained earnings	0.0	(15.8)	0.0	0.0	0.0	0.0	(15.8)
Distributions to non-controlling interests	0.0	0.0	0.0	0.0	0.0	(339.8)	(339.8)
Other comprehensive income (loss)	0.0	0.0	0.0	5.3	0.0	57.9	63.2
Net income	0.0	0.0	102.3	0.0	0.0	320.7	423.0
Balance at Dec. 31, 2014	$ 0.0	164.9	25.5	4.8	$ (25.4)	2,369.7	2,539.5
Balance (in shares) at Dec. 31, 2014	42,143,000				389,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation on equity grants	$ 0.0	9.5	0.0	0.0	$ 0.0	16.6	26.1
Compensation on equity grants (in shares)	0				0
Accrual of distribution equivalent rights	$ 0.0	(0.8)	0.0	0.0	$ 0.0	(1.6)	(2.4)
Shares issued under compensation program (in shares)	50,000
Common stock and Partnership units tendered for tax withholding obligations	$ 0.0	0.0	0.0	0.0	$ (3.3)	(5.5)	(8.8)
Common stock and Partnership units tendered for tax withholding obligations (in shares)	(37,000)				37,000
Sale of Partnership limited partner interests	$ 0.0	0.0	0.0	0.0	$ 0.0	436.0	436.0
Proceeds from equity issuances	$ 0.0	335.5	0.0	0.0	0.0	0.0	335.5
Proceeds from equity issuances (in shares)	3,738,000
Impact of Partnership equity transactions	$ 0.0	56.8	0.0	0.0	0.0	(56.8)	0.0
Dividends	0.0	0.0	(56.9)	0.0	0.0	0.0	(56.9)
Contributions from noncontrolling interests	0.0	0.0	0.0	0.0	0.0	78.4	78.4
Dividends in excess of retained earnings	0.0	(122.1)	0.0	0.0	0.0	0.0	(122.1)
Distributions to non-controlling interests	0.0	0.0	0.0	0.0	0.0	(514.8)	(514.8)
Distributions payable to preferred unit holders	0.0	0.0	0.0	0.0	0.0	(0.9)	(0.9)
Noncontrolling interest in acquired subsidiaries	0.0	0.0	0.0	0.0	0.0	216.8	216.8
Common stock issued in ATLS merger	$ 0.1	1,013.6	0.0	0.0	0.0	0.0	1,013.7
Common stock issued in ATLS merger (in shares)	10,126,000
Issuance of Partnership units in APL merger	$ 0.0	0.0	0.0	0.0	0.0	2,435.7	2,435.7
Other comprehensive income (loss)	0.0	0.0	0.0	0.9	0.0	24.9	25.8
Net income	0.0	0.0	58.3	0.0	0.0	(209.7)	(151.4)
Balance at Dec. 31, 2015	$ 0.1	$ 1,457.4	$ 26.9	$ 5.7	$ (28.7)	$ 4,788.8	$ 6,250.2
Balance (in shares) at Dec. 31, 2015	56,020,000				426,000